Summary of Changes in ROU Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Beginning balance	$ 15,324	$ 39,809	$ 4,759
Additions, cost			57,919
Interest expense	823	3,480	4,771
Lease payments	(3,041)	(11,114)	(16,574)
Foreign exchange impact	(1,381)	(16,851)	(11,066)
Ending balance	$ 11,725	$ 15,324	$ 39,809